SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 333-139428)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 4	[X]
and
REGISTRATION STATEMENT (No. 811-21990)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 4	[X]

Fidelity Commonwealth Trust II
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on December 21, 2008 pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®
Strategic Advisers®

Value

Fund

(fund number ____)

Prospectus

December __, 2008
(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Contents

Fund Summary	3	Investment Summary
	4	Performance
	4	Fee Table
Fund Basics	6	Investment Details
	9	Valuing Shares
Shareholder Information	10	Buying and Selling Shares
	11	Dividends and Capital Gain Distributions
	11	Tax Consequences
Fund Services	12	Fund Management
	14	Fund Distribution

Prospectus

Fund Summary

Note: Fidelity® Strategic Advisers® Value Fund is offered exclusively to certain clients of Strategic Advisers, Inc. (Strategic Advisers).

Investment Summary

Investment Objective

Fidelity Strategic Advisers Value Fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a multi-manager approach pursuant to which assets of the fund are allocated among sub-advisers whose investment approaches are to identify undervalued securities. When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors. Strategic Advisers is not required to make allocations to any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

  Normally investing primarily in common stocks.
  Normally investing in securities of companies with broad value characteristics (stocks of these companies are often called "value" stocks).
  Normally investing primarily in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Value Index).
  Normally investing in domestic and foreign issuers.
  Normally investing in securities of real estate investment trusts (REITs).
  Normally investing in exchange traded funds (ETFs).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Real Estate Industry Exposure. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing stocks that are included in their index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. As a shareholder of an ETF, a fund may indirectly bear service and other fees that are in addition to the fees the fund pays its service providers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

Management feeA	%
Distribution and/or Service (12b-1) fees	None
Other expensesB	%
Total annual fund operating expenses	%

[A Reflects the maximum management fee payable by the fund under the terms of the management contract between the fund and Strategic Advisers.]

B Based on estimated amounts for the current fiscal year.

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that the fees are exactly as described in the fee table. This example illustrates the effect of fees and expenses for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Strategic Advisers Value Fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a multi-manager approach pursuant to which assets of the fund are allocated among sub-advisers whose investment approaches are to identify undervalued securities. While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation has been made purchases securities of companies deemed by such sub-adviser to be undervalued in the market. When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors. These factors include a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments. Strategic Advisers is not required to make allocations to any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Each sub-adviser normally invests primarily in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the fund generally defines large market capitalization companies as those companies with market capitalizations similar to those of companies included in the Russell 1000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Each sub-adviser may invest in REITs. A REIT is a company that owns and generally operates income producing properties or finances real estate transactions.

Because the fund is considered non-diversified, the fund may invest a significant percentage of the fund's assets in a single issuer.

Each sub-adviser may invest the fund's assets in securities of foreign issuers, some of which may be located in emerging market countries, in addition to securities of domestic issuers.

As an alternative to holding foreign securities directly, each sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depository receipts which evidence ownership in underlying foreign stocks.)

In addition to the principal investment strategies discussed above, the fund may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Each sub-adviser may also buy and sell ETFs.

If a sub-adviser's strategies do not work as intended, the fund may not achieve its investment objective.

Prospectus

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Value stocks are common stocks that, in the opinion of the sub-adviser, are inexpensive or undervalued relative to the overall stock market.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund may invest a significant percentage of its assets in a single issuer, the fund's performance could be closely tied to the performance of the securities of that one issuer, which could result in more volatile performance for the fund than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Fund Basics - continued

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Investing in ETFs. ETFs are subject to tracking error risk (in most cases, the risk of errors in matching the ETF's underlying assets to its index) and the risk that because most ETFs are not actively managed, they cannot sell poorly performing stocks as long as they are represented in its index. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. As a shareholder of an ETF, a fund may indirectly bear service and other fees which are in addition to the fees the fund pays its service providers.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Fidelity Strategic Advisers Value Fund seeks capital appreciation.

Prospectus

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund are offered exclusively to certain clients of Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m., Monday through Friday) for more information. Strategic Advisers may charge clients fees for its services in addition to those disclosed in this prospectus. When you terminate your relationship with Strategic Advisers, your shares will be sold at the next NAV and Strategic Advisers will send the proceeds to you.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchase and sales by Strategic Advisers (fund shares may only be bought pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is the fund's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash.

Under anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pay dividends and capital gain distributions in [Month] and [Month].

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

When Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager approach. Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management (Eaton Vance), and Pyramis Global Advisers, LLC (Pyramis) each have entered into investment sub-advisory agreements with the fund. As of the date of this prospectus, Cohen & Steers and Eaton Vance each manage an allocated portion of the fund's assets, and each chooses investments and places orders to buy and sell investments for its allocated portion. Strategic Advisers is not required to make allocations to a minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any sub-adviser. Strategic Advisers may change the allocation of the fund's assets at any time.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2007, Strategic Advisers had approximately $166.9 billion in discretionary assets under management.

John A. Stone is co-manager of the fund. Mr. Stone joined Strategic Advisers as Portfolio Manager in July 2008. Prior to joining Strategic Advisers, Mr. Stone was a Portfolio Manager and a Principal at Mercer Global Investments where he was responsible for managing four U.S. Equity subadvised mutual funds, and was a member of the Americas Investment Committee. Prior to joining Mercer in 2006, Mr. Stone was with Fidelity Investments (Fidelity) for 12 years, most recently as Vice President, Senior Investment Analyst. In that role he was responsible for top-down asset allocation studies for Fidelity's institutional clients.

Kristina F. Stookey is co-manager of the fund. Ms. Stookey, has been a mutual fund analyst with Strategic Advisers since February 2004 and is currently responsible for large cap value fund research. Prior to joining Strategic Advisers, she was with Fidelity Investments' Equity Research group as an equity analyst covering retail, Internet, and video game companies. Prior to joining Fidelity in 2000, Ms. Stookey was a research associate at Donaldson, Lufkin, & Jenrette covering pharmaceuticals and biotech.

As the manager, Strategic Advisers has overall responsibility for handling the fund's business affairs, and Mr. Stone and Ms. Stookey are responsible for allocating fund assets among sub-advisers.

Pursuant to an SEC exemptive order, Strategic Advisers intends to act as a manager of managers, meaning that Strategic Advisers has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees, but without shareholder approval, Strategic Advisers may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Prospectus

Cohen & Steers, at 280 Park Avenue, New York, New York 10017, serves as a sub-adviser for the fund. [As of [Month] [Day], [Year], Cohen & Steers had approximately $___ billion in discretionary assets under management.

Rick Helm serves as portfolio manager for Cohen & Steers' portion of the fund's assets. Mr. Helm is Senior Vice President of Cohen & Steers since August 2005 and is head of its large cap value portfolio management team. Prior to that, Mr. Helm was a senior portfolio manager of WM Advisors Inc. since 2001. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company.

Eaton Vance, at 255 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. [As of [Month] [Day], [Year], Eaton Vance and its affiliates had approximately $___ billion in discretionary assets under management.

Michael R. Mach, CFA, and John D. Crowley serve as co-portfolio managers for Eaton Vance's portion of the fund's assets. Mr. Mach is a Vice President of Eaton Vance and has been a portfolio manager with Eaton Vance for more than five years. Mr. Crowley is a Vice President of Eaton Vance and has been an investment professional with Eaton Vance for over five years.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, serves as a sub-adviser for the fund. Pyramis may provide investment advisory services for the fund.

[Pyramis is an affiliate of Strategic Advisers. As of [Month] [Day], [Year], Pyramis had approximately $___ billion in discretionary assets under management.]

As of the date of this prospectus, Pyramis has not been allocated a portion of the fund's assets.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by each portfolio manager named above.

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of ___% of the average daily net assets of the fund throughout the month with the total fees, payable monthly to the fund's sub-advisers. The fund's maximum aggregate annual management fee will not exceed ___% of the fund's average daily net assets.

Strategic Advisers pays Cohen & Steers and Eaton Vance for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund will be included in the fund's annual report for the fiscal period ended [Month] [Day], [Year], when available.

Prospectus

Fund Services - continued

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room. The fund does not have a public internet web site on or through which the SAI, the fund's annual and semi-annual reports and other related materials are made available.

Investment Company Act of 1940, File Number, 811-21990

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Strategic Advisers are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.880101.100a PAS-VAL-pro-1008

Fidelity® Strategic Advisers® Value Fund

A Fund of Fidelity Commonwealth Trust II

STATEMENT OF ADDITIONAL INFORMATION

December __, 2008

Offered exclusively to certain clients of Strategic Advisers, Inc. (Strategic Advisers) - not available for sale to the general public.

This statement of additional information (SAI) is not a prospectus. An annual report for the fund will be available once the fund has completed its first annual period.

To obtain a free additional copy of the prospectus or SAI, dated December __, 2008, please call Fidelity at 1-800-544-3455.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

PAS-VAL-ptb-1008
1.880102.100a

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental limitations discussed above:

For the fund's limitations on futures and options transactions, as applicable, see the section entitled "Futures, Options, and Swaps" on page 7.

For purposes of normally investing the fund's assets primarily in securities of companies with large market capitalizations, the capitalization range of the Russell 1000® Value Index is measured no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which the fund may invest, strategies Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management (Eaton Vance), and Pyramis Global Advisers, LLC (Pyramis) (each, a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. Each sub-adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

Borrowing. The fund may borrow from banks or from other funds advised by Strategic Advisers or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds are shares of other investment companies which are traded on an exchange, but whose underlying assets are stocks selected to generally track a particular index. Therefore, most exchange traded funds (ETFs) can track the performance of an index in much the same way as a traditional indexed mutual fund. However, unlike many traditional investment companies, which are only bought and sold at closing net asset values (NAVs), ETFs are tradable in the secondary market on an intra-day basis. Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated NAV.

ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that a fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock market exchange) at prices above or below the value of their underlying portfolios.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including tracking error risk (in most cases, the risk of errors in matching the ETF's underlying assets to the index); and the risk that because most ETFs are not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a sub-adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by a sub-adviser.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on a sub-adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as a sub-adviser anticipates. For example, if a currency's value rose at a time when a sub-adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If a sub-adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a sub-adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that a sub-adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a fund's investments exactly over time.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if a fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund's Rights as an Investor. The fund does not intend to direct or administer the day-to-day operations of any company. The fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when a sub-adviser determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. A sub-adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 IndexSM  (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

The above limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

The above limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees and Strategic Advisers, a sub-adviser determines the liquidity of a fund's investments and, through reports from Strategic Advisers and/or a sub-adviser, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates (which includes Strategic Advisers). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a sub-adviser.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, a sub-adviser's research and credit analysis are an especially important part of managing securities of this type. A sub-adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. A sub-adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by a sub-adviser or, under certain circumstances, by Strategic Advisers or a Strategic Advisers affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by a sub-adviser or, under certain circumstances, by Strategic Advisers or a Strategic Advisers affiliate. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. The fund can also invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Temporary Defensive Policies. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

Strategic Advisers has granted investment management authority of the fund to each sub-adviser (see the section entitled "Management Contract"). Each sub-adviser is authorized to provide the services described in the sub-advisory agreements, and will do so in accordance with the policies described in this section.

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by each sub-adviser pursuant to authority contained in the sub-advisory agreements. Each sub-adviser may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which each sub-adviser or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of the fund periodically review the sub-advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Cohen & Steers. In selecting a broker to execute each particular transaction, Cohen & Steers will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. In addition, Cohen & Steers may receive research services from a broker in connection with initiating portfolio transactions for the fund. Research services include pricing and market data services. Cohen & Steers shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if Cohen & Steers determines in good faith that the commission was reasonable in relation to the value of the research service provided viewed in terms of either that particular transaction or Cohen & Steers' ongoing responsibilities to the fund. Research and investment information is provided by brokers at no cost to Cohen & Steers and is available for the benefit of other accounts advised by Cohen & Steers and its affiliates, and not all of the information will be used in connection with the fund. While this information may be useful in varying degrees and may tend to reduce Cohen & Steers' expenses, it is not possible to estimate its value and in the opinion of Cohen & Steers it does not reduce Cohen & Steers' expenses in a determinable amount. The extent to which Cohen & Steers makes use of statistical, research and other services furnished by brokers is considered by Cohen & Steers in the allocation of brokerage business but there is no formula by which such business is allocated. Cohen & Steers does so in accordance with its judgment of the best interests of the fund and its shareholders. Cohen & Steers may also take into account payments made by brokers effecting transactions for the fund to other persons on behalf of the fund for services provided to it for which the fund would be obligated to pay (such as custodial and professional fees).

Eaton Vance. As a sub-adviser to the fund, Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. As sub-adviser, Eaton Vance places the portfolio security transactions for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the sub-adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the sub-adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser (or sub-adviser) determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the sub-adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers (and sub-advisers) also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser (or sub-adviser) is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the sub-adviser receives Research Services from many broker-dealer firms with which the sub-adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. A fund and the sub-adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the sub-adviser in connection with its investment responsibilities.

Research Services received by the sub-adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the sub-adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the sub-adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The sub-adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the sub-adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The investment companies sponsored by the sub-adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the fund may also be appropriate for other investment accounts managed by the sub-adviser or its affiliates. Whenever decisions are made to buy or sell securities by the fund and one or more of such other accounts simultaneously, sub-adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the sub-adviser reasonably determines that departure from a pro rata allocation is advisable.

Pyramis.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Pyramis) to execute the fund's portfolio transactions, Pyramis considers factors deemed relevant in the context of a particular trade and in regard to Pyramis' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Pyramis; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Pyramis may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Pyramis also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Pyramis) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Pyramis or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Pyramis may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Pyramis' own research activities in providing investment advice to the fund.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Pyramis and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Pyramis' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Pyramis or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Pyramis. Pyramis' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Pyramis receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Pyramis' Decision-Making Process. Before causing the fund to pay a particular level of compensation, Pyramis will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Pyramis, viewed in terms of the particular transaction for the fund or Pyramis' overall responsibilities to the fund or other investment companies and investment accounts. While Pyramis may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Pyramis nor the fund incurs an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Pyramis and its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Pyramis or its affiliates.

Hard Dollar Research Contracts. Pyramis has arrangements with certain third-party research providers and brokers through whom Pyramis effects fund trades, whereby Pyramis may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Pyramis may cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Pyramis, or that may be available from another broker. Pyramis views its hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Pyramis' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Pyramis' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Pyramis may allocate brokerage transactions to brokers (who are not affiliates of Pyramis) who have entered into arrangements with Pyramis under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to Pyramis or its affiliates. Not all brokers with whom the fund trades have agreed to participate in brokerage commission recapture. Pyramis expects that brokers from whom Pyramis purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

Pyramis may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided Pyramis determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of Pyramis participates. In addition, for underwritings where an Pyramis affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of other funds managed by Pyramis or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Pyramis or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Pyramis to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

VALUATION

The fund's NAV is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

Capital Gain Distributions. The fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by the fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Howard E. Cox, Jr. and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2008

Mr.Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2006

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of Tweeter Home Entertainment Group and Delta Dental Plan of Massachusetts.

Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (45)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer of the fund. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (53)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (54)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (46)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian also serves as CFO of other Fidelity funds (2008-present). Mr. Christian is a Senior Vice President for Fidelity Pricing & Cash Management Services (FPCMS) (2004-present) and Vice President (2003-2004). Prior to joining Fidelity Investments, Mr. Christian was a Senior Vice President at Scudderkemper Investments (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2008 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2008

Assistant Treasurer of the fund. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Standing Committees of the Fund's Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole.

The Audit Committee is composed of Mr. Aldrich (Chair), Messrs. Howard Cox and Ralph Cox, and Ms. Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the funds' Treasurer, with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (ii) the financial reporting processes of the funds, (iii) the independence, objectivity and qualification of the auditors to the funds, (iv) the annual audits of the funds' financial statements, and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews with management, internal auditors, and outside counsel the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the funds' internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the funds' internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with Strategic Advisers, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds, and will review with Strategic Advisers, the funds' Treasurer, outside auditor, and internal auditor personnel of FMR LLC (to the extent relevant) the results of audits of the funds' financial statements. The committee will review periodically each fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of each fund's compliance with its names test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the funds and anti-money laundering requirements. [During the fiscal year ended [Month] [Day], [Year], the Audit Committee held ___ meetings.]

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Messrs. Aldrich and Howard Cox and Ms. Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews the compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. [During the fiscal year ended [Month] [Day], [Year], the Governance and Nominating Committee held ___ meetings.]

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2007.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Abigail P. Johnson

Roger T. Servison

Boyce I. Greer

[Value]	[____]	[____]	[____]
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[____]	[____]	[____]
Independent Trustees

DOLLAR RANGE OF FUND SHARES

Peter C. Aldrich

Howard E. Cox, Jr.

Ralph F. Cox

Karen Kaplan

[Value]	[____]	[____]	[____]	[____]
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[____]	[____]	[____]	[____]

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ending [Month] [Day], [Year], or calendar year ended December 31, 2007, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND

Peter C. Aldrich

Howard E. Cox, Jr.

Ralph F. Cox

Karen Kaplan

[Value]+	$	$	$	$
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$	$	$	$

1 Roger T. Servison, Abigail P. Johnson, and Boyce I. Greer are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

+ Estimated for the fund's first full year.

A Reflects compensation received for the calendar year ended December 31, 2007 for 15 funds of three trusts.

As of the date of commencement of the fund, 100% of Fidelity Strategic Advisers Value Fund's total outstanding securities were held by Strategic Advisers or an affiliate. FMR LLC is the ultimate parent company of Strategic Advisers and this affiliate.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Pyramis, a registered investment adviser, has its principal office at 900 Salem Street, Smithfield, Rhode Island 02917. FMR LLC is the ultimate parent company of Pyramis. Information regarding the ownership of FMR LLC is disclosed above.

Strategic Advisers, Cohen & Steers, Eaton Vance, and Pyramis (collectively, the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACTS

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services. Pursuant to an SEC exemptive order, Strategic Advisers intends to act as a manager of managers with respect to the fund, meaning that Strategic Advisers has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of the fund but without shareholder approval, Strategic Advisers may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of the fund will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

The fund has entered into investment sub-advisory agreements with Cohen & Steers, Eaton Vance, and Pyramis. Cohen & Steers and Eaton Vance each currently manage a portion of the fund's assets in accordance with a distinct investment style and strategy. Pyramis, an affiliate of Strategic Advisers, currently has not been allocated a portion of the fund's assets. The fund is not required to invest with any minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any sub-adviser. Strategic Advisers may change the allocation of the fund's assets at any time. None of the sub-advisers sponsor the fund.

Management and Sub-Advisory Services. Strategic Advisers provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its management contract with the fund, Strategic Advisers acts as investment adviser. Under the sub-advisory agreements, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investments of its portion of the fund's assets in accordance with its investment objective, policies, and limitations.

[Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, as applicable, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.]

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase the fund's returns, and repayment of the reimbursement by the fund will lower its returns.

Management Fees. [For the services of Strategic Advisers under the management contract, the fund pays a monthly management fee equal to the annual rate ___% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly to the fund's sub-advisers. The fund's maximum aggregate annual management fee will not exceed ___% of the fund's average daily net assets.]

Sub-Adviser - Cohen & Steers. The fund and Strategic Advisers have entered into a sub-advisory agreement with Cohen & Steers. Cohen & Steers, a registered investment adviser, has its principal office at 280 Park Avenue, New York, New York 10017. Cohen & Steers is a manager of income-oriented equity portfolios specializing in U.S. and international real estate securities, large cap value stocks, utilities and infrastructure, and preferred securities. The company also offers alternative investment strategies such as hedged real estate securities portfolios and private real estate multimanager strategies. Headquartered in New York City, with offices in London, Brussels, Hong Kong and Seattle, Cohen & Steers serves individual and institutional investors through a broad range of investment vehicles. Pursuant to the sub-advisory agreement, Strategic Advisers has granted Cohen & Steers investment management authority as well as the authority to buy and sell securities for a portion of the fund's assets.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Cohen & Steers fees at an annual rate of ____.

Sub-Adviser - Eaton Vance. The fund and Strategic Advisers have entered into a sub-advisory agreement with Eaton Vance. Eaton Vance, a registered investment adviser, has its principal office at 255 State Street, Boston, Massachusetts 02109. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corporation. Pursuant to the sub-advisory agreement, Strategic Advisers has granted Eaton Vance investment management authority as well as the authority to buy and sell securities for a portion of the fund's assets.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Eaton Vance fees at an annual rate of ____.

Sub-Adviser - Pyramis. On behalf of the fund, Strategic Advisers has entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, Strategic Advisers, and not the fund, pays Pyramis' fees. Strategic Advisers has not currently allocated Pyramis a portion of the fund's assets.

Cohen & Steers Compensation. Compensation of Cohen & Steers' portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of Cohen & Steers' parent, CNS. Cohen & Steers' investment professionals, including the portfolio manager, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of Cohen & Steers' investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS.

Method to Determine Compensation. Compensation of Cohen & Steers' portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of Cohen & Steers' parent, CNS. Cohen & Steers' investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of Cohen & Steers' investment professionals is reviewed primarily on an annual basis. Cohen & Steers compensates its portfolio managers based primarily on the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds and value-oriented benchmarks, such as the Russell 1000 Value Index on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of high current income, consideration will also be given to the fund's and account's success in achieving this objective. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. Cohen & Steers does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of Cohen & Steers varies in line with the portfolio manager's seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Cohen & Steers and CNS. While the annual salaries of Cohen & Steers' portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

In addition, Mr. Helm and the investment team that is assembled in Seattle, Washington to manage large cap value portfolios are entitled to additional compensation based on a percentage of revenues, less allocated expenses, associated with fees paid to Cohen & Steers with respect to large cap value portfolios.

The following table provides information relating to other accounts managed by Mr. Helm as of [Month] [Day], [Year]:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

* Includes ____.

Eaton Vance Compensation. Compensation paid by Eaton Vance to its portfolio managers has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corporation's non-voting common stock and/or restricted shares of Eaton Vance Corporation's non-voting common stock. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to all Eaton Vance employees. The portfolio managers' compensation generally is reviewed on an annual basis.

The portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Fund performance, on a pre-tax basis, is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its portfolio manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the portfolio managers' performance in meeting those responsibilities.

Eaton Vance seeks to compensate portfolio managers in a manner commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment industry compensation surveys, and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly, from year to year, based on changes in portfolio manager performance and other factors described herein. Depending on a portfolio manager's performance, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the fund, as of [Month] [Day], [Year].

Other Accounts. In addition to the fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of [Month] [Day], [Year].

Registered Investment Companies[1]

Other Pooled Investment Vehicles

Other Accounts

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Michael R. Mach[2]
John D. Crowley

* For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

1 Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance complex advised by other portfolio managers.

2 Certain of the investment companies that Mr. Mach serves as portfolio manager may invest in underlying portfolios that he also serves as portfolio manager.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with a portfolio manager's management of the fund's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio managers will endeavor to exercise their discretion in a manner that they believes is equitable to all interested persons.

Pyramis Compensation. As of [Month] [Day], [Year], Ciaran O'Neill manages three registered investment companies with $____ in assets, four other pooled investment vehicles with $____ in assets, and eight other accounts with $____ in assets. Mr. O'Neill does not manage any accounts with respect to which the advisory fee is based on the performance of the account.

Material Conflicts of Interest. A portfolio managers' compensation plan (described below) may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio managers' base pay tends to increase with additional and more complex responsibilities that include increased assets under management, and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio managers must allocate their time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolios. Securities selected for funds or accounts other than the Portfolios may outperform the securities selected for the Portfolios. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Compensation. As of [Month] [Day], [Year], portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio managers' compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager. Each portfolio manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund and the fund's pre-tax investment performance (based on the performance of the fund attributable to Pyramis) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates. The benchmark index and peer group used for each portfolio manager listed above are as follows:

Ciaran O'Neill: Russell 1000 Value Index and Mercer US Equity Large Cap Value Universe.

PROXY VOTING GUIDELINES

Cohen & Steers.

This statement sets forth the policies and procedures that Cohen & Steers, Inc. and its affiliated advisors ("C&S", "we" or "us") follow in exercising voting rights with respect to securities held in its client portfolios. All proxy-voting rights that are exercised by C&S shall be subject to this Statement of Policy and Procedures.

C&S is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the General Guidelines contained in Part IIA are supplemented by the Europe and Asia/Pacific Guidelines contained in Parts IIB and Part IIC, which will, in addition to the General Guidelines, apply to the issuers of securities in Europe and Asia. To the extent that there may be inconsistencies between the General Guidelines contained in Part IIA and the supplemental Europe and Asia/Pacific Guidelines contained in Parts IIB and IIC, the supplemental Europe and Asia/Pacific Guidelines will control.

Part II.A: General Proxy Voting Guideline

1. Objectives

Voting rights are an important component of corporate governance. C&S has three overall objectives in exercising voting rights:

  Responsibility. C&S shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.
  Rationalizing Management and Shareholder Concerns. C&S seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.
  Shareholder Communication. Since companies are owned by their shareholders, C&S seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

2. General Principles

In exercising voting rights, C&S shall conduct itself in accordance with the general principles set forth below.

  The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.
  In exercising voting rights, C&S shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.
  Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.
  In exercising voting rights on behalf of clients, C&S shall conduct itself in the same manner as if C&S were the constructive owner of the securities.
  To the extent reasonably possible, C&S shall participate in each shareholder voting opportunity.
  Voting rights shall not automatically be exercised in favor of management-supported proposals.
  C&S, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

3. General Guidelines

Set forth below are general guidelines that C&S shall follow in exercising proxy voting rights:

  Prudence. In making a proxy voting decision, C&S shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.
  Third Party Views. While C&S may consider the views of third parties, C&S shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, C&S shall consider both short-term and long-term views about a company's business and prospects, especially in light of our projected holding period on the stock (e.g., C&S may discount long-term views on a short-term holding)

Eaton Vance.

I. Introduction

Eaton Vance has adopted and implemented policies and procedures that Eaton Vance believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Eaton Vance's authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Eaton Vance manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, Eaton Vance seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company's stock option plans for directors, officers or employees). Eaton Vance is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company's management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Eaton Vance will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service ("Agent") in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to Eaton Vance by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund's sub-adviser's proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to Eaton Vance by the Agent) may seek insight from the Proxy Group established by Eaton Vance. The Proxy Group will assist in the review of the Agent's recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of Eaton Vance's affiliates, may change at Eaton Vance's discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client's proxy in accordance with the Guidelines below and the Funds' Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of Eaton Vance's affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients' custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Eaton Vance upon request.

Subject to the oversight of Eaton Vance, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to Eaton Vance, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to Eaton Vance when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

Eaton Vance shall establish a Proxy Group which shall assist in the review of the Agent's recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of Eaton Vance's affiliates, may be amended from time to time at Eaton Vance's discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by Eaton Vance, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of Eaton Vance to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of Eaton Vance to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to Eaton Vance by the fund's custodian and therefore will not be voted. In the event that Eaton Vance determines that the matters involved would have a material effect on the applicable fund's investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, Eaton Vance will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies - Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, Eaton Vance will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

Eaton Vance generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent's recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent's analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. Eaton Vance will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

Eaton Vance will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of Eaton Vance's proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC's EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by Eaton Vance that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and Eaton Vance's written response to any client request (whether written or oral) for such records.
  All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Eaton Vance or its Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

Eaton Vance shall establish that the Agent (i) is independent from Eaton Vance, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. Eaton Vance shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify Eaton Vance in writing within fifteen (15) calendar days of any material change to information previously provided to Eaton Vance in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, Eaton Vance puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of Eaton Vance are able to identify potential material conflicts of interest, Eaton Vance will take the following steps:

  Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of Eaton Vance and of Eaton Vance Distributors, Inc. ("EVD") (an affiliate of Eaton Vance and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of Eaton Vance or EVD.
  A representative of the Legal and Compliance Department will compile a list of the companies identified (the "Conflicted Companies") and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the "Proxy Companies"). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
  If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the "Policies") or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
  If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies Eaton Vance will seek instruction on how the proxy should be voted from:

- The client, in the case of an individual or corporate client;

- In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

- The adviser, in situations where Eaton Vance acts as a sub-adviser to such adviser.

Eaton Vance will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct Eaton Vance on how to vote the proxy, Eaton Vance will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Eaton Vance to vote its clients' proxies would have a material adverse economic impact on Eaton Vance's clients' securities holdings in the Conflicted Company, Eaton Vance may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

Eaton Vance shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon Eaton Vance's request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to Eaton Vance, the Agent shall provide Eaton Vance with such information as Eaton Vance deems reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent's Corporate Securities Division clients and related revenue data. Eaton Vance shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent's written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Pyramis.

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. Pyramis Investment Compliance votes proxies. In the event an Investment Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the guidelines.

E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Pyramis analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within Pyramis' Investment Compliance. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

F. Pyramis will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of these guidelines, but Pyramis may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large Capitalization Company - a company included in the Russell 1000 stock index.

H. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than 5 years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2. The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

5. To gain Pyramis' support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The Board is not comprised of a majority of independent directors.

B. Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the level of dilution in the plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4. Awards to non-employee directors are subject to management discretion.

5. In the case of stock awards, the restriction period is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

Pyramis will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded Pyramis' dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

Pyramis will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

Pyramis will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A sunset provision of no greater than 5 years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

Pyramis will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity fund with public shareholders, an Exchange Traded Fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

B. Certain Fidelity Funds may invest in shares of underlying Fidelity funds which are held exclusively by Fidelity funds or accounts managed by an Pyramis or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Plan for the fund, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for the fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of the fund's average daily net assets.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares of the fund and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are [____] of the first [____] of average net assets, [____] of average net assets between [____] and [____], [____] of average net assets between [____] and [____], and [____] of average net assets in excess of [____].

[For administering the fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.]

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Strategic Advisers Value Fund is a fund of Fidelity Commonwealth Trust II, an open-end management investment company created under an initial trust instrument dated September 25, 2006. Currently, there are seven funds offered in Fidelity Commonwealth Trust II: Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity Strategic Advisers Value Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. _____, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. _____, headquartered in _____, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. _____, headquartered in ____, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. _____, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

[The fund will provide a full list of holdings monthly on [www.fidelity.com] 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).]

[The fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end.]

[This information will be available on the web site until updated for the next applicable period.]

The fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include: the fund's trustees; the fund's manager, its sub-advisers and the affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to the fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are Factset Research Systems Inc. (full holdings daily, on the next business day) and Anacomp Inc. (full or partial holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

Fidelity Commonwealth Trust II

Post-Effective Amendment No. 4

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Trust Instrument, dated September 25, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(b) Bylaws of the Trust, dated September 25, 2006, are incorporated herein by reference to Exhibit (b) of the Initial Registration Statement on N-1A.

(c) Not applicable.

(d) (1) Management Contract, dated April 12, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Core Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 1.

(2) Management Contract, dated April 12, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Growth Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 1.

(3) Management Contract, dated April 12, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Value Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 1.

(4) Management Contract, dated December 11, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity International Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 3.

(5) Management Contract, dated December 11, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Mid Cap Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 3.

(6) Management Contract, dated December 11, 2007, between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Small Cap Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 3.

(7) Management Contract between Strategic Advisers, Inc. and Fidelity Commonwealth Trust II, on behalf of Fidelity Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(8) Sub-Advisory Agreement, dated April 12, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Core Enhanced Index Fund is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 1.

(9) Sub-Advisory Agreement, dated April 12, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC, and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Growth Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 1.

(10) Sub-Advisory Agreement, dated April 12, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC, and Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Value Enhanced Index Fund, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 1.

(11) Sub-Advisory Agreement, dated December 11, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC, and Fidelity Commonwealth Trust II, on behalf of Fidelity International Enhanced Index Fund, is filed herein as Exhibit (d)(11).

(12) Sub-Advisory Agreement, dated December 11, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC, and Fidelity Commonwealth Trust II, on behalf of Fidelity Mid Cap Enhanced Index Fund, is filed herein as Exhibit (d)(12).

(13) Sub-Advisory Agreement, dated December 11, 2007, among Strategic Advisers, Inc., Geode Capital Management, LLC, and Fidelity Commonwealth Trust II, on behalf of Fidelity Small Cap Enhanced Index Fund, is filed herein as Exhibit (d)(13).

(14) Sub-Advisory Agreement between Strategic Advisers, Inc., and Cohen & Steers Capital Management, Inc., on behalf of Fidelity Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(15) Sub-Advisory Agreement between Strategic Advisers, Inc., and Eaton Vance Management, on behalf of Fidelity Strategic Advisers Value Fund is to be filed by subsequent amendment.

(16) Sub-Advisory Agreement between Strategic Advisers, Inc., and Pyramis Global Advisers, LLC, on behalf of Fidelity Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(e) (1) General Distribution Agreement, dated April 12, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Core Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 1.

(2) General Distribution Agreement, dated April 12, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 1.

(3) General Distribution Agreement, dated April 12, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity Large Cap Value Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 1.

(4) General Distribution Agreement, dated December 11, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity International Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 3.

(5) General Distribution Agreement, dated December 11, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity Small Cap Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 3.

(6) General Distribution Agreement, dated December 11, 2007, between Fidelity Commonwealth Trust II, on behalf of Fidelity Mid Cap Enhanced Index Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 3.

(7) General Distribution Agreement between Fidelity Commonwealth Trust II, on behalf of Fidelity Strategic Advisers Value Fund, and Fidelity Distributors Corporation is to be filed by subsequent amendment.

(f) None.

(g) (1) Custodian Agreement and Appendix B, C, D, and E, dated April 12, 2007, between Mellon Bank, N.A. and Fidelity Commonwealth Trust II on behalf of Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 3.

(2) Appendix A, dated December 16, 2007, to the Custodian Agreement, dated April 12, 2007, between Mellon Bank, N.A. and Fidelity Commonwealth Trust II on behalf of Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 3.

(3) Custodian Agreement is to be filed by subsequent amendment.

(h) Not applicable.

(i) Not applicable.

(j) To be filed by subsequent amendment.

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Core Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 1.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 1.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 2.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid Cap Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 2.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Enhanced Index Fund is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 2.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Advisers Value Fund is to be filed by subsequent amendment.

(n) Not applicable.

(p) (1) Code of Ethics, dated February 2008, adopted by each fund, Strategic Advisers, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Summer Street Trust's (File No. 811-02737) Amendment No. 70.

(2) Code of Ethics, dated November 2007, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(3) of Fidelity Fixed-Income Trust's (File No. 811-02105) Post-Effective Amendment No. 107.

(3) Code of Ethics for Cohen & Steers to be filed by subsequent amendment.

(4) Code of Ethics, for Eaton Vance to be filed by subsequent amendment.

(5) Code of Ethics, for Pyramis to be filed by subsequent amendment.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) STRATEGIC ADVISERS, INC.

Strategic Advisers, Inc. serves as investment adviser to the funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Steven P. Akin	Director of Strategic Advisers, Inc. (2006); President and Director of FDC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Wilfred Chilangwa	Vice President of Strategic Advisers, Inc. (2008).

James Cracraft	Senior Vice President of Strategic Advisers, Inc. (2008).

William Ebsworth	Director and Chief Investment Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008).

Howard Galligan

Director and Chief Operating Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008) and Vice President of Strategic Advisers, Inc. (2006).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Scott B. Kuldell	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Robert B. MacDonald	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Jeffrey Mitchell	Senior Vice President of Strategic Advisers, Inc. (2008).

Charles L. Nickerson	Senior Vice President of Strategic Advisers, Inc. (2008).

Gregory Pappas	Vice President of Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Roger T. Servison	Director of Strategic Advisers, Inc.

Alan Scheuer	Treasurer of Strategic Advisers, Inc. (2006); Chief Financial Officer (2007), Executive Vice President (2007), and Treasurer (2006) of FMR LLC.

Robert Slotpole	Senior Vice President of Strategic Advisers, Inc. (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2006), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

Robert Vick	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Erica Von Ahnen	Senior Vice President of Strategic Advisers, Inc. (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

Jonathan F. Weed	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

(2) GEODE CAPITAL MANAGEMENT, LLC (Geode)

The directors and officers of Geode Capital Management, LLC have held, during the past two fiscal years, the following positions of a substantial nature.

Jacques P. Perold	President and Chief Investment Officer (2003).

Jeffrey S. Miller	Chief Operating Officer (2006); Previously served as Chief Financial Officer and Treasurer (2007).

Walter P. Donovan	Chief Compliance Officer (2007).

Lisa J. Lampert	Chief Legal Officer (2004) and Secretary (2007); Previously served as Chief Compliance Officer (2007).

Steven Lefkowitz	Chief Financial Officer (2007).

Albert Francke	Director (2003).

Tim Hilton	Director (2005).

Caleb Loring, III	Director (2003).

Michael J. Roberts	Director (2003).

Jay Yost	Director (2006).

(3) COHEN & STEERS CAPITAL MANAGEMENT, INC.

Martin Cohen	Director, Co-Chairman, and Co-Chief Executive Officer.

Robert H. Steers	Director, Co-Chairman, and Co-Chief Executive Officer.

Joseph M. Harvey	President.

Adam M. Derechin	Executive Vice President and Chief Operating Officer.

Matthew S. Stadler	Executive Vice President and Chief Financial Officer.

Francis C. Poli	Executive Vice President, General Counsel and Secretary.

Bernard Doucette	Senior Vice President and Chief Accounting Officer.

Salvatore Rappa	Senior Vice President, Associate General Counsel and Assistant Secretary.

(4) EATON VANCE MANAGEMENT

The Eaton Vance Management ("EVM") is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. ("EV") serves as trustee of EVM. EVM is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos.

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years[1,2]
Thomas E. Faust Jr. - Chief Executive Officer, President of EVM and Trustee of EVC Voting Trust

Chief Executive Officer, President and Chairman of the Board of EVC. Served as Chief Investment Officer from November 2001 until October 31, 2007. Director and President of EV. Director of Eaton Vance Distributors, Inc. ("EVD"). Trustee and/or officer of 173 registered investment companies and 5 private investment companies managed by EVM or its subsidiaries.

Paul O'Neil - Chief Compliance Officer and Vice President of EVM	Officer of 173 registered investment companies managed by EVM or its subsidiaries.

Frederick S. Marius - Chief Legal Officer, Vice President and Secretary of EVM, Trustee of EVC Voting Trust	Chief Legal Officer, Vice President and Secretary of EVC, EV and EVD. Director of EV.

Robert J. Whelan - Chief Financial Officer, Vice President and Treasurer of EVM, Trustee of EVC Voting Trust

Chief Financial Officer, Vice President and Treasurer of EVC. Vice President, Treasurer and Director of EV. Vice President and Director of EVD. Vice President and Director of Finance of EVC and EVM from April 2007 to October 2007. Prior to joining EVM, served as Chief Financial Officer of Boston Private Wealth Management Group from December 2004 to March 2007.

Duncan W. Richardson - Executive Vice President and Chief Equity Investment Officer of EVM, Trustee of EVC Voting Trust	Executive Vice President, Chief Equity Investment Officer and Director of EVC. Officer of 81 registered investment companies managed by EVM or its subsidiaries.

Jeffrey P. Beale - Vice President of EVM and Trustee of EVC Voting Trust	Vice President of EVC.

Maureen A. Gemma - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 173 registered investment companies managed by EVM or its subsidiaries.

Payson F. Swaffield - Vice President and Chief Income Investment Officer of EVM and Trustee of EVC Voting Trust	Chief Income Investment Officer of EVC. Officer of 3 registered investment companies managed by EVM or its subsidiaries.

Scott H. Page - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 11 registered investment companies managed by EVM or its subsidiaries.

Walter A. Row, III - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 25 registered investment companies managed by EVM or its subsidiaries.

Michael W. Weilheimer - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 26 registered investment companies managed by EVM or its subsidiaries.

Cynthia J. Clemson - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 90 registered investment companies managed by EVM or its subsidiaries.

Michael R. Mach - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 25 registered investment companies managed by EVM or its subsidiaries.

Robert B. MacIntosh - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 90 registered investment companies managed by EVM or its subsidiaries.

Judith A. Saryan - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 55 registered investment companies managed by EVM or its subsidiaries.

Thomas M. Metzold - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 43 registered investment companies managed by EVM or its subsidiaries.

G. West Saltonstall - Vice President of EVM and Trustee of EVC Voting Trust

Lisa Jones - Vice President of EVM and Trustee of EVC Voting Trust

Matthew J. Witkos - Chief Executive Officer, President and Director of EVD and Trustee of EVC Voting Trust	Chief Executive Officer, President and Director of EVD. Prior to joining EVD, served as Executive Vice President of Global Distribution at IXIS Asset Managers Advisors Group.

1 The principal address of Eaton Vance Management, Eaton Vance, Inc., Eaton Vance Corporation and Eaton Vance Distributors, Inc. is 255 State Street, Boston, MA 02109.

2 Includes both master and feeder funds in master-feeder structure.

(5) PYRAMIS GLOBAL ADVISERS, LLC

Robert J. Haber	Chief Investment Officer

Mike Howard	Chief Financial Officer, Treasurer, and Director

Kenneth Alan Rathgeber	Chief Compliance Officer

Young Duchung Chin	President, Chairman, and Director

William E. Dailey	Senior Vice President, Chief Adminisrative Officer, and Director

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity Research & Analysis Company (FRAC)
245 Summer Street
Boston, MA 02210

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall
42 Crow Lane
Pembroke, Bermuda HM 19

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
245 Summer Street
Boston, MA 02210

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Geode Capital Management, LLC (Geode)
One Post Office Square, 28th Floor
Boston, MA 02109

Fidelity Management Trust Company
82 Devonshire Street
Boston, MA 02109

Fidelity Investors Management LLC
82 Devonshire Street
Boston, MA 02109

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017

Eaton Vance Management
255 State Street
Boston, MA 02109

Pyramis Global Advisers, LLC
900 Salem Street
Smithfield, RI 02917

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Steven Akin	Director and President (2006)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Craig Huntley	Executive Vice President (2006)	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President (2003)	None
John McGinty	Senior Vice President, Secretary and Chief Legal Officer	None
Mary Brady	Assistant Secretary (2008)	None
Peter D. Stahl	Assistant Secretary (2008)	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Strategic Advisers, Inc., or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA and Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of October 2008.

Fidelity Commonwealth Trust II

By /s/Mark Osterheld

Mark Osterheld, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/Mark Osterheld President and Treasurer October 7, 2008

Mark Osterheld (Principal Executive Officer)

/s/Jeffrey S. Christian Chief Financial Officer October 7, 2008

Jeffrey S. Christian (Principal Financial Officer)

* Trustee October 7, 2008

Peter C. Aldrich

* Trustee October 7, 2008

Howard E. Cox, Jr.

* Trustee October 7, 2008

Ralph F. Cox

/s/Abigail P. Johnson Trustee October 7, 2008

Abigail P. Johnson

* Trustee October 7, 2008

Karen Kaplan

/s/Roger T. Servison Trustee October 7, 2008

Roger T. Servison

* By: /s/Joseph R. Fleming October 7, 2008

Joseph R. Fleming, attorney in fact

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Commonwealth Trust II (the "Trust"), pursuant to the authority granted to the Trust's Board of Trustees in Section 4.01(l) of Article IV of the Trust's Trust Instrument dated September 25, 2006, hereby constitute and appoint Joseph R. Fleming our true and lawful attorney-in-fact to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of (i) the Securities Act of 1933, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, (ii) the Investment Company Act of 1940, as amended, and any related rules, regulations, orders or other requirements of the Securities and Exchange Commission, and (iii) state or municipal securities, business entities and tax laws, and any related requirements of such states or municipalities. We hereby ratify and confirm all that said attorney-in-fact may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after September 10, 2007.

WITNESS our hands on this tenth day of September 2007.

/s/Peter C. Aldrich

Peter C. Aldrich

/s/Howard E. Cox, Jr.

Howard E. Cox, Jr.

/s/Ralph F. Cox

Ralph F. Cox

/s/Karen Kaplan

Karen Kaplan